Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Advance from third party		$ 3,922
Deposits	95,627	120,648
Social funds payable	1,536	2,656
Rental payable		22,700
Accrued expenses	8,500	63,149
Subsidy received to be used		42,477
Accrued payroll	855,639	435,642
Tax payable	118,343	47,710
Others	8,846	43,038
Accrued expenses and other liabilities	$ 1,088,491	$ 781,942